Income tax - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Profit (loss) for the year	$ 524,190	$ (13,044)	$ (119,853)	[1]
Income taxes	16,599	11,766	14,132	[1]
Profit (loss) excluding income taxes	540,789	(1,278)	(105,721)
Income tax using the domestic corporation tax rate	124,382	(294)	(24,316)
Current year losses for which no deferred tax asset was recognized		7,759	29,097
Utilization of carried forward tax losses for which no deferred tax assets were recognized	(115,947)
Effect of tax rates in foreign jurisdictions	3,917	4,769	4,936
Non-deductible expenses	216	393	401
Effect of different tax rates on specific gains	4,102	2,084	4,383
Effect of share of profits of associates	(768)	(1,087)	(1,232)
Other	697	(1,858)	863
Total income taxes in income statements	$ 16,599	$ 11,766	$ 14,132	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.